Share-based Payment Arrangement	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based Payment Arrangement
35.	SHARE-BASED PAYMENT ARRANGEMENT
a.	SENAO share-based compensation plan (“SENAO Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
		(In Thousands)	NT$
2012.05.28	2013.05.07	10,000	$66.20 (Original price$93.00)

Each option is eligible to subscribe for one common share when exercisable.  Under the terms of the SENAO Plan, the options are granted at an exercise price equal to the closing price of the SENAO’s common stocks listed on the TWSE on the higher of closing price or par value.  The SENAO Plan has an exercise price adjustment formula upon the changes in common stocks equity (including cash capital increase, new share issue through capitalization of earnings and additional paid-in capital, merger, spin off and new share issue for Global Depositary Shares, and so on) or distribution of cash dividends.  The options of the SENAO Plan are valid for six years and the graded vesting schedule for which 50% of options granted will vest two years after the grant date and another two tranches of 25%, each will vest three and four years after the grant date respectively.

SENAO modified the plan terms of the outstanding stock options in July 2018, the exercise price changed from $70.70 to $66.20 per share.  The modification did not cause any incremental fair value granted.

No compensation cost was recognized for the years ended December 31, 2018, 2019 and 2020.

Information about SENAO’s outstanding stock options for the years ended December 31, 2018 and 2019 was as follows:

	Year Ended December 31, 2018
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	5,926	$70.70
Options forfeited	(608)	—
Options outstanding at end of the year	5,318	66.20
Options exercisable at end of the year	5,318	66.20

	Year Ended December 31, 2019
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	5,318	$66.20
Options forfeited	(5,318)	—
Options outstanding at end of the year	—	—
Options exercisable at end of the year	—	—

As of December 31, 2019 and 2020,, there were no outstanding stock options.

SENAO used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 7, 2013
Grant-date share price (NT$)	$93.00
Exercise price (NT$)	$93.00
Dividend yield	—
Risk-free interest rate	0.91%
Expected life	4.375 years
Expected volatility	36.22%
Weighted average fair value of grants (NT$)	$28.72

Expected volatility was based on the historical share price volatility of SENAO over the period equal to the expected life of the SENAO Plan.

b.	SENAO transferred the treasury stock

The Board of Directors of SENAO resolved to transfer treasury stock 6,658 thousand shares to specific employees in April 2018.  The aforementioned treasury stock transferred to employees were measured at the fair value on the grant date.  The compensation cost of $15.6 million was recognized for the year ended December 31, 2018.

SENAO used the fair value method to evaluate share-based payment transaction using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 7, 2018
Grant-date share price (NT$)	$51.60
Exercise price (NT$)	$49.28
Dividend yield	—
Risk-free interest rate	0.59%
Expected life	18 days
Expected volatility	8.78%
Weighted average fair value of grants (NT$)	$2.34

Expected volatility was based on the historical share price volatility of SENAO over three months before the grant date.

c.	CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:
Effective Date	Grant Date	Stock Options Units	Exercise Price
			NT$
2015.11.17	2015.10.22	2,000.00	$34.40 (Original price$43.00)
2017.12.18	2017.12.19	950.00	$132.70 (Original price$147.00)
	2018.10.31	50.00	$138.70 (Original price$147.00)
2020.09.16	2020.11.13	200.00	$206.00

Each option is eligible to subscribe for one thousand common stocks when exercisable.  The options are granted to specific employees that meet the vesting conditions.  The CHIEF Plan has an exercise price adjustment formula upon the changes in common stocks or distribution of cash dividends.  The options of the CHIEF Plan are valid for five years and the graded vesting schedule will vest two years after the grant date.

The compensation costs for stock options granted on October 22, 2015 were $1 million and $0.3 million for the years ended December 31, 2018 and 2019, respectively.  No compensation cost was recognized for the year ended December 31, 2020.

The compensation costs for stock options granted on December 19, 2017 were $0.6 million, $0.6 million and $0.2 million for the years ended December 31, 2018, 2019 and 2020, respectively.

The compensation costs for stock options granted on October 31, 2018 were $0.1 million, $0.6 million and $0.3 million for the years ended December 31, 2018, 2019 and 2020, respectively.

The Board of Directors of CHIEF resolved to issue stock options in October 26, 2020 and authorized the chairman to decide the grant date.  Afterwards, the grant date was decided as November 13, 2020.  The compensation costs were $1 million for the year ended December 31, 2020.

CHIEF modified the plan terms of stock options granted on December 19, 2017 in June and August 2018 and the exercise price changed from $147.00 to $144.10 and $140.60 per share, respectively.  The modification did not cause any incremental fair value granted.

CHIEF modified the plan terms of stock options granted on December 19, 2017 in June 2019 and July 2020; therefore, the exercise price changed from $140.60 to $135.60 and $132.70 per share.  The modification did not cause any incremental fair value granted.

CHIEF modified the plan terms of stock options granted on October 31, 2018 in June 2019 and July 2020; therefore, the exercise price changed from $147.00 to $141.70 and $138.70 per share.  The modification did not cause any incremental fair value granted.

Information about CHIEF’s outstanding stock options for the years ended December 31, 2018, 2019 and 2020 was as follows:

	Year Ended December 31, 2018
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,936.00	$34.40	950.00	$147.00	—	$—
Options granted	—	—	—	—	50.00	147.00
Options exercised	(1,027.25)	34.40	—	—	—	—
Options forfeited	(26.00)	—	(25.00)	—	—	—
Options outstanding at end of the year	882.75	34.40	925.00	140.60	50.00	147.00
Options exercisable at end of the year	416.50	34.40	—	—	—	—

	Year Ended December 31, 2019
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	882.75	$34.40	925.00	$140.60	50.00	$147.00
Options exercised	(547.25)	34.40	—	—	—	—
Options forfeited	(21.25)	—	(28.00)	—	(4.00)	—
Options outstanding at end of the year	314.25	34.40	897.00	135.60	46.00	141.70
Options exercisable at end of the year	314.25	34.40	448.50	135.60	—	—

	Year Ended December 31, 2020
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	314.25	$34.40	897.00	$135.60	46.00	$141.70	—	$—
Options granted	—	—	—	—	—	—	200	206.00
Options exercised	(314.25)	34.40	(448.50)	135.60	(21.00)	138.70	—	—
Options forfeited	—	—	(21.00)	—	(4.00)	—	—	—
Options outstanding at end of the year	—	—	427.50	132.70	21.00	138.70	200.00	206.00
Options exercisable at end of the year	—	—	213.75	132.70	—	—	—	—

As of December 31, 2019, information about employee stock options outstanding was as follows:

Granted on October 22, 2015
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$34.40	314.25	0.81	$34.40	314.25	$34.40

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$135.60	897.00	2.96	$135.60	448.50	$135.60
Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$141.70	46.00	3.83	$141.70	—	$—

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$132.70	427.50	1.96	$132.70	213.75	$132.70

Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$138.70	21.00	2.83	$138.70	—	$—

Granted on November 13, 2020
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$206.00	200.00	4.87	$206.00	—	$—

As of December 31, 2020, all the stock options granted on October 22, 2015 were exercised or forfeited.

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and binomial option pricing model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on October 22, 2015	Stock Options Granted on December 19, 2017	Stock Options Granted on October 31, 2018	Stock Options Granted on November 13, 2020
Grant-date share price (NT$)	$39.55	$95.92	$166.00	$356.00
Exercise price (NT$)	$43.00	$147.00	$147.00	$206.00
Dividend yield	—	—	—	—
Risk-free interest rate	0.86%	0.62%	0.72%	0.18%
Expected life	5 years	5 years	5 years	5 years
Expected volatility	21.02%	17.35%	16.60%	34.61%
Weighted average fair value of grants (NT$)	$4,863	$2,318	$33,540	$173,893

The expected volatility for the options granted in 2020 was based on CHIEF’s average annualized historical share price volatility from June 5, 2018, CHIEF’s listing date on Taipei Exchange, to the grant date.  The expected volatilities for the options granted from 2015 to 2018 were based on the average annualized historical share price volatility of CHIEF’s comparable companies before the grant date.

d.	New shares reserved for subscription by employees under cash injection of CHIEF

In March 2018, the Board of Directors of CHIEF approved the cash injection to issue 7,842 thousand shares and simultaneously reserved 1,176 thousand shares for subscription by employees according to the Company Act of the ROC.  Furthermore, when the employees subscribed some shares or discarded their rights to subscribe shares, the Board of Directors of CHIEF authorized the chairman of the Board of Directors to contact specific people or group to subscribe.

The aforementioned options granted to employees are accounted for and measured at fair value of the grant date.  No compensation cost was recognized for the year ended December 31, 2018.

CHIEF used the fair value method to evaluate the options granted to employees on May 22, 2018 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 22, 2018
Grant-date share price (NT$)	$156.41
Exercise price (NT$)	$170.00
Dividend yield	—
Risk-free interest rate	0.34%
Expected life	7 days
Expected volatility	14.33%
Weighted average fair value of grants (NT$)	$—

Expected volatility was based on the average annualized historical share price volatility of CHIEF’s comparable companies before the grant date.

e.	CHTSC share-based compensation plan (“CHTSC Plan”) described as follows:

The Board of Directors of CHTSC resolved to issue 4,500 stock options that are granted to specific employees that meet the vesting conditions on December 20, 2019.  Each option is eligible to subscribe for one thousand common stocks when exercisable, and the exercise price is $19.085. The CHTSC Plan has an exercise price adjustment formula upon the changes in common stocks.  The options of the CHTSC Plan are valid for five years and the graded vesting schedule will vest one year after the grant date.

The compensation costs of stock options granted were $0.2 million and $5.7 million for the years ended December 31, 2019 and 2020, respectively.

Information about CHTSC’s outstanding stock options for the years ended December 31, 2019 and 2020 was as follows:

	Year Ended December 31,
	2019		2020
	Granted on December 20, 2019		Granted on December 20, 2019
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
		NT$		NT$
Employee stock options
Options outstanding at beginning of the year	—	$—	4,500	$19.085
Options granted	4,500	19.085	—	—
Options forfeited	—	—	(172)	—
Options outstanding at end of the year	4,500	19.085	4,328	19.085
Options exercisable at end of the year	—	—	1,082	19.085

As of December 31, 2019, information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	4,500	4.97	$19.085	—	$—

As of December 31, 2020, information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	4,328	3.97	$19.085	1,082	$19.085

CHTSC used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on December 20, 2019
Grant-date share price (NT$)	$20.17
Exercise price (NT$)	$19.085
Dividend yield	12.49%
Risk-free interest rate	0.54%
Expected life	5 years
Expected volatility	42.41%
Weighted average fair value of grants (NT$)	$2,470

Expected volatility was based on the average annualized historical share price volatility of CHTSC’s comparable companies before the grant date.

f.	IISI share-based compensation plan (“IISI Plan”) described as follows:

IISI issued 1,335 and 1,665 options in August 2013 and January 2014, respectively. Each option is eligible to subscribe for one thousand common stocks when exercisable.  The options are granted to specific employees of IISI and its subsidiaires that meet the vesting conditions.  The options of the IISI Plan are valid for seven years and the graded vesting schedule will vest two years after the grant date.  The exercise price of the original options is $14 per share.  After the options are issued, if the common stocks of IISI change, the exercise price of the options should be adjusted according to the prescibed formula.

 No compensation cost of stock options granted was recognized for the six months ended December 31, 2020.

Information about IISI’s outstanding stock options for the year ended December 31, 2020 was as follows:

	Year Ended December 31, 2020
	Granted in August 2013		Granted in January 2014
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—	—	$—
Options outstanding upon the date of business combination	1,022.96	14.00	580.00	14.00
Options exercised	(432.50)	14.00	(50.00)	14.00
Options forfeited	(590.46)	—	—	—
Options outstanding at end of the year	—	—	530.00	14.00
Options exercisable at end of the year	—	—	530.00	14.00

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted in January 2014
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$14.00	530.00	0.04	$14.00	530.00	$14.00

As of December 31, 2020, the options granted to employees in 2013 have been fully exercised or forfeited.

IISI used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted in August 2013	Stock Options Granted in January 2014
Grant-date share price (NT$)	$12.51	$14.51
Exercise price (NT$)	$14.00	$14.00
Dividend yield	6%	6%
Risk-free interest rate	1.20%-1.39%	1.16%-1.32%
Expected life	4.5-5.5 years	4.5-5.5 years
Expected volatility	36.01%-36.62%	35.28%-35.97%
Weighted average fair value of grants (NT$)	$12.51	$14.51

Expected volatility was based on the average annualized historical share price volatility of IISI’s comparable companies before the grant date.